Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events
Subsequent Events

Note 26 – Subsequent Events

(a)	Acquisition of Royalty on AngloGold’s Arthur Gold Project – Nevada, U.S.

Subsequent to quarter-end, on July 23, 2025, the Company acquired from Altius a 1.0% NSR on AngloGold’s Arthur Gold Project in Nevada for $250 million in cash plus a contingent cash payment of $25 million, as referenced in Note 3 (a).

(b)	Pre-construction Funding of Cascabel Stream – Ecuador

Subsequent to quarter-end, on July 17, 2025, the Company funded the second of three equal-sized payments in the amount of $23.3 million for pre-construction activities of the Cascabel project, as referenced in Note 3 (b).

(c)	Acquisition of Additional Royalty on Gold Quarry – Nevada, U.S.

Subsequent to quarter-end, on July 11, 2025, the Company, through a wholly-owned subsidiary, acquired from a third party an additional 1.62% NSR on Nevada Gold Mines LLC’s Gold Quarry mine for $10.5 million plus a $1 million contingent payment, as referenced in Note 3 (c).

(d)	Corporate Revolver Drawdown

Subsequent to quarter-end, on July 22, 2025, the Company drew down $175.0 million from its Corporate Revolver to finance part of the acquisition of the royalty on the Arthur Gold Project, as referenced above.